Income Taxes (Tables)	12 Months Ended
Sep. 30, 2022
Income Taxes [Abstract]
Schedule of Components of the Income Tax Provision from Continuing Operations	The components of the income tax expense (benefit) from continuing operations are as follows:
	Six Months Ended March 31,
	2022	2023
Current	$-	$8,099
Deferred	519,311	(49,375)
Total income tax expense (benefit)	$519,311	$(41,276)

Schedule of Reconciliations of the Statutory Income Tax Rate and the Company’s Effective Income Tax Rate
	Six Months Ended March 31,
	2022	2023
Net loss before provision for income taxes	$(2,047,360)	$(5,036,765)
PRC statutory tax rate	25%	25%
Income tax at statutory tax rate	(511,840)	(1,259,191)

Non-taxable income and non-deductible expenses	7,245	85,664
Effect of income tax rate differences in jurisdictions other than the PRC	131,137	243,619
Effect on valuation allowance	892,769	888,632
Income tax expense (benefit)	$519,311	$(41,276)
Effective tax rate	-25.4%	0.8%